Note 31 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	€ 4,359	€ 3,564	€ 3,623
BBVA Garanti [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	1,351	1,129	1,179
Peru BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	1,779	1,586	1,469
Argentina BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	843	544	687
Colombia BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	60	82	73
Venezuela BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	134	108	95
Other entities BBVA [Member]
Minority interests (non-controlling interests) [Line Items]
Non-controlling interests	€ 191	€ 115	€ 119

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).